16. COMMITMENTS, CONTINGENCIES AND LEGAL PROCEEDINGS (Details Narrative) (USD $)	Jun. 30, 2012
Minimum Salary Payment
Annual Salary - 2012	$ 200,000
Annual Salary - 2013	$ 200,000